1933 Act File No. 2-10415
                                          1940 Act File No. 811-1

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   96   ....................         X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   36   ...................................         X__


                       FEDERATED STOCK AND BOND FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 __ immediately upon filing pursuant to paragraph (b).
 X  on December 31, 1997 pursuant to paragraph (b).
 _  60 days after filing pursuant to paragraph (a)(i).
    on                   pursuant to paragraph (a)(i).
    75 days after filing pursuant to paragraph (a)(ii).
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

  _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET

      This Amendment to the Registration Statement of FEDERATED STOCK AND BOND FUND, INC. (the "Fund"), consists of one investment portfolio with three classes of shares: (1) Class A Shares, (2) Class B Shares, and (3) Class C Shares, and is comprised of the following:



PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross-Reference)

Item 1.     Cover Page....................(1-3) Cover Page.

Item 2.     Synopsis                      (1-3) Summary of Fund Expenses.
Item 3.     Condensed Financial
             Information..................(1) Financial Highlights-Class A Shares; (2) Financial Highlights-Class B Shares;
                                          (3) Financial Highlights-Class C Shares; (1-3) Net Asset Value;
                                          (1-3) Performance Information.
Item 4.     General Description of
             Registrant...................(1-3) General Information; (1-3) Investment Information; (1-3) Investment Objective;
                                          (1-3) Investment Policies; (1-3) Investment Limitations.

Item 5.     Management of the Fund........(1-3) Fund Information; (1-3) Management of the Fund;
                                          (1-3) Distribution of Shares; (1-3) Administration of the Fund;
                                          (1-3) Brokerage Transactions; (1-3) Expenses of the Fund and Shares.
Item 6.     Capital Stock and Other
             Securities...................(1-3) Calling the Fund; (1-3)
                                          Investing in the Fund; (1-3) Account
                                          and Share Information; (1-3)
                                          Confirmations and Account Statements;
                                          (1-3) Dividends and Distributions;
                                          (1-3) Capital Gains; (1-3) Shareholder
                                          Information; (1-3) Tax Information;
                                          (1-3) Federal Income Tax; (1-3) State
                                          and Local Taxes.
Item 7.     Purchase of Securities Being
             Offered......................(1-3) Investing in the Fund; (1-3)
                                          Purchasing Shares; (1) Class A Shares;
                                          (2) Class B Shares; (2) Conversion of
                                          Class B Shares; (3) Class C Shares;
                                          (1-3) Purchasing Shares through a
                                          Financial Intermediary; (1-3)
                                          Purchasing Shares by Wire; (1-3)
                                          Purchasing Shares by Check; (1-3)
                                          Systematic Investment Program; (1-3)
                                          Retirement Plans; (1-3) Net Asset
                                          Value.

Item 8.     Redemption or Repurchase......(1-3) Investing in the Fund; (1-3) Redeeming and Exchanging Shares;
                                          (1-3) Redeeming or Exchanging Shares through your Financial Intermediary; (1-3) Redeeming or Exchanging Shares by Telephone; (1-3) Redeeming or Exchanging Shares by Mail;
                                          (1-3) Requirements for Redemption; (1-3) Requirements for Exchange;
                                          (1-3) Systematic Withdrawal Program; (1-3) Contingent Deferred Sales Charge; (1-3)
                                          Elimination of Contingent Deferred Sales Charge; (1-3) Accounts with low Balances.

Item 9.     Pending Legal Proceedings     None.





PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.    Cover Page.................... (1-3) Cover Page.

Item 11.    Table of Contents              (1-3) Table of Contents.

Item 12.    General Information and
             History......................(1-3) General Information About the Fund; (1-3) About Federated Investors.

Item 13.    Investment Objectives and
             Policies.....................(1-3) Investment Objective and Policies; (1-3) Investment Limitations.

Item 14.    Management of the Fund........(1-3) Federated Stock and Bond Fund, Inc. Management.

Item 15.    Control Persons and Principal
             Holders of Securities        (1-3) Share Ownership.

Item 16.    Investment Advisory and Other
             Services.....................(1-3) Investment Advisory Services; (1-3) Other Services;
                                          (1-3) Purchasing Shares.

Item 17.    Brokerage Allocation          (1-3) Brokerage Transactions.

Item 18.    Capital Stock and Other
             Securities                   Not Applicable.

Item 19.    Purchase, Redemption and
             Pricing of Securities
             Being Offered................(1-3) Purchasing Shares;
                                          (1-3) Determining Net Asset Value; (1-3) Redeeming Shares.

Item 20     Tax Status                    (1-3) Tax Status.

Item 21.    Underwriters                  Not Applicable.

Item 22.    Calculation of Performance
             Data.........................(1-3) Total Return; (1-3) Yield;
                                          (1-3) Performance Comparisons.

Item 23.    Financial Statements..........(1-3) Filed in Annual Report
                                          to Shareholders dated
                                          October 31, 1997.





PART C.    OTHER INFORMATION

Item 24.    Financial Statements and Exhibits:

            (a) Financial Statements (Filed in the Annual Report to Shareholders
            dated October 31, 1997); (b) Exhibits:
                   (1)  Conformed copy of Charter of the Registrant as amended; (14)
                   (2)  Copies of By-Laws of the Registrant as amended; (14)
                   (3)  Not applicable;
                   (4)  (i) Copy of Specimen Certificate for Shares of Capital Stock of the Registrant; (15)
                        (ii) Copy of Specimen Certificate for Shares of Capital
                        Stock for Class B Shares of the Registrant; (16) (iii)
                        Copy of Specimen Certificate for Shares of Capital Stock
                        for Class C Shares of the Registrant; (16)
                   (5) Conformed copy of Investment Advisory Contract of the
                   Registrant; (13) (6) (i) Conformed copy of Distributors
                   Contract; (12)
                        (ii) Conformed copy of Exhibit B to the Distributor's
                        Contract; (15) (iii) Conformed Copy of Distributor's
                        Contract; + (iv) Conformed Copy of Amendment to the
                        Distribution Plan; +
                        (v) The Registrant hereby incorporates the conformed
                        copy of the specimen Mutual Funds Sales and Service
                        Agreement; Mutual Funds Service Agreement; and Plan
                        Trustee/Mutual Funds Service Agreement from Item 24 (b)
                        (6) of the Cash Trust Series II Registration Statement
                        on Form N-1A, filed with the Commission on July 24,
                        1995. (File Numbers 33-38550 and 811-6269)
                   (7)  Not applicable;
                   (8)  (i) Conformed copy of Custodian Contract; (13) (ii)
                        Conformed copy of Custodian Fee Schedule; (17)
                   (9)  (i) Conformed copy of Amended and Restated Shareholder
                        Services Agreement; (17) (ii) Conformed copy of
                        Principal Shareholder Services Agreement; + (iii)
                        Conformed copy of Shareholder Services Agreement; +



----------------------------
+     All exhibits have been filed electronically.

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 83 filed on Form N-1A December 28, 1993.(File Nos. 2-10415 and 811-1)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 85 filed on Form N-1A December 29, 1994.(File Nos. 2-10415 and 811-1)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed on Form N-1A December 27, 1995. (File Nos. 2-10415 and 811-1)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 88 filed on Form N-1A July 1, 1996. (File Nos. 2-10415 and 811-1)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 91 filed on Form N-1A December 23, 1996. (File Nos. 2-10415 and 811-1)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 94 filed on Form N-1A October 31, 1997. (File Nos. 2-10415 and 811-1)

                        (iv) The responses described in Item 24 (b) (6)
                             are hereby incorporated by reference.
                        (v) The Registrant hereby incorporates the
                            conformed copy of the Shareholder Services Sub-
               Contract between Fidelity and Federated
               Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375)
                  (10)  Not applicable;
                  (11) Conformed copy of Consent of Independent Public Accountants; (18)
                  (12)  Not applicable;
                  (13)  Not applicable;
                  (14)  Not applicable;
                  (15) Conformed copy of Distribution Plan including Exhibit A; (15)
                  (16)  Copy of Schedule for Computation of Fund
                        Performance Data; (7)
                  (17)  Copy of Financial Data Schedules; +
                  (18) The Registrant hereby incorporates by reference the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996.
                        (File Nos. 33-52149 and 811-07141);
                  (19)  (i) Conformed copy of Power of Attorney; (16)
                        (ii) Conformed copy of Limited Power of
                        Attorney. (16)

Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
                                                as of December 1, 1997
                                                (Class A Shares,only),
                                                and December 3, 1997
            Title of Class                      (Class B and C Shares, only)

            Shares of Capital Stock
            ($0.001 per share par value)

            Class A Shares                      4,227
            Class B Shares                      662
            Class C Shares                      384

-----------------------
+     All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed on Form N-1A December 21, 1979. (File Nos. 2-10415 and 811-1)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 88 filed on Form N-1A July 1, 1996. (File Nos. 2-10415 and 811-1)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 91 filed on Form N-1A December 23, 1996. (File Nos. 2-10415 and 811-1)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 95 filed on Form N-1A December 29, 1997. (File Nos. 2-10415 and 811-1)

Item 27.    Indemnification (13)

Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Stock and Bond Fund, Inc. Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski



























-----------------------

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 85 filed on Form N-1A December 29, 1994.(File Nos. 2-10415 and 811-1)

         Vice Presidents:                    J. Scott Albrecht
                                             Joseph M. Balestrino
                                             Randall S. Bauer
                                             David A. Briggs
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Sandra L. McInerney
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Todd A. Abraham
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonas
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             Michael W. Sirianni
                                             Gregg S. Tenser

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.    Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

(b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice             Executive
Federated Investors Tower     President, Federated,             Vice President
Pittsburgh, PA 15222-3779     Securities Corp.

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Thomas R. Donahue             Director, Assistant Secretary        --
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


George D. Riedel              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA  15222-3779

Charlene H. Jennings          Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

(c)         Not applicable.

Item 30.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant                          Federated Investors Tower
                                                Pittsburgh, PA 15222-3779

            Federated Shareholder
              Services Company                  P.O. Box 8600
            ("Transfer Agent, and Dividend      Boston, MA 02266-8600
            Disbursing Agent ")

            Federated Services Company          Federated Investors Tower
            ("Administrator")                   Pittsburgh, PA 15222-3779

            Federated Management                Federated Investors Tower
            ("Adviser")                         Pittsburgh, PA 15222-3779

            State Street Bank
              and Trust Company                 P.O. Box 8600
            ("Custodian")                       Boston, MA 02266-8600


Item 31.    Management Services:  Not applicable

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED STOCK AND BOND FUND, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of December 1997.


                       FEDERATED STOCK AND BOND FUND, INC.

                  BY: /s/ J. Crilley Kelly
                  J. Crilley Kelly, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  December 29, 1997

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ J. Crilley Kelly
    J. Crilley Kelly              Attorney In Fact          December 29, 1997
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  President and Director
                                  (Chief Executive Officer)


John W. McGonigle*                Treasurer, Executive
                                  Vice President and Secretary
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

William J. Copeland*              Director

James E. Dowd*                    Director

Lawrence D. Ellis, M.D.*          Director

Edward L. Flaherty, Jr.*          Director

Peter E. Madden*                  Director

John E. Murray, Jr.*              Director

Wesley W. Posvar*                 Director

Marjorie P. Smuts*                Director

* By Power of Attorney